COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies
Outstanding Guarantees	56,975
Purchase Obligation, Due in Next Twelve Months	285,788
Line of Credit Facility, Amount Outstanding	461,166	$ 299,277
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	67,582
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	347
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 8,214